SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) (Tables)	12 Months Ended
Jan. 31, 2021
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
Summary of quarterly results of operations

	2021
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$2,168,763	$7,218,385	$5,737,255	$10,826,164
Expenses	557,142	542,382	610,856	832,540

Net income	$1,611,621	$6,676,003	$5,126,399	$9,993,624

Net income per unit	$0.123	$0.509	$0.391	$0.762

	2020
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$5,466,873	$14,344,224	$6,560,841	$5,618,936
Expenses	556,585	432,537	410,645	535,355

Net income	$4,910,288	$13,911,687	$6,150,196	$5,083,581

Net income per unit	$0.374	$1.060	$0.469	$0.387